UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 75.3%
	BANKS ― 3.6%
	Ally Financial, Inc.
$500,000	4.750%, 9/10/2018	$523,125
	JPMorgan Chase & Co.
500,000	6.000%, 12/29/2049(1)(2)	478,125
	Synovus Financial Corp.
500,000	7.875%, 2/15/2019	561,250
		1,562,500
	BUILDING MATERIALS ― 1.3%
	Nortek, Inc.
500,000	8.500%, 4/15/2021(1)	553,750

	CHEMICALS ― 2.3%
	Huntsman International LLC
500,000	4.875%, 11/15/2020(1)	492,500
	Rockwood Specialties Group, Inc.
500,000	4.625%, 10/15/2020(1)	510,625
		1,003,125
	COMMERCIAL SERVICES ― 4.1%
	ADT Corp.
500,000	6.250%, 10/15/2021(3)	525,000
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
750,000	5.500%, 4/1/2023 (1)	726,563
	RR Donnelley & Sons Co.
500,000	6.500%, 11/15/2023	505,000
		1,756,563
	COMPUTERS ― 1.1%
	NCR Corp.
500,000	5.000%, 7/15/2022(1)	475,625

	DIVERSIFIED FINANCIAL SERVICES ― 2.5%
	General Electric Capital Corp.
500,000	7.125%, 6/15/2022 (1)(2)	558,750
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
500,000	6.000%, 8/1/2020 (1) (3)	515,000
		1,073,750
	ENTERTAINMENT ― 2.3%
	Cinemark USA, Inc.
500,000	4.875%, 6/1/2023(1)	470,000
	GLP Capital LP / GLP Financing II, Inc.
500,000	4.875%, 11/1/2020	500,000
		970,000
	FOOD ― 1.8%
	Del Monte Corp.
750,000	7.625%, 2/15/2019(1)	779,063

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)(Continued)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	HEALTHCARE-SERVICES ― 3.5%
	HCA Holdings, Inc.
$500,000	6.250%, 2/15/2021	$523,125
	Select Medical Corp.
500,000	6.375%, 6/1/2021(1)	488,750
	Tenet Healthcare Corp.
250,000	8.000%, 8/1/2020(1)	271,563
250,000	4.500%, 4/1/2021	236,875
		1,520,313
	HOME BUILDERS ― 5.5%
	DR Horton, Inc.
500,000	5.750%, 8/15/2023(1)	508,750
	K Hovnanian Enterprises, Inc.
500,000	7.250%, 10/15/2020 (1)(3)	536,875
	KB Home
500,000	8.000%, 3/15/2020	552,500
250,000	7.500%, 9/15/2022	263,125
	Toll Brothers Finance Corp.
500,000	5.625%, 1/15/2024(1)	503,750
		2,365,000
	HOME FURNISHINGS ― 1.3%
	Tempur Sealy International, Inc.
500,000	6.875%, 12/15/2020(1)	545,000

	LODGING ― 3.5%
	Felcor Lodging LP
500,000	5.625%, 3/1/2023(1)	487,500
	MCE Finance, Ltd.
500,000	5.000%, 2/15/2021(1)(3)(4)	487,500
	MGM Resorts International
500,000	6.625%, 12/15/2021	528,750
		1,503,750
	MEDIA ― 5.8%
	Cequel Communications Holdings I LLC/ Cequel Capital Corp.
750,000	6.375%, 9/15/2020 (1)(3)	768,750
	Nielsen Finance LLC / Nielsen Finance Co.
500,000	4.500%, 10/1/2020(1)	486,250
	Sinclair Television Group, Inc.
765,000	6.125%, 10/1/2022(1)	772,650
	Sirius XM Radio, Inc.
500,000	4.250%, 5/15/2020(1)(3)	472,500
		2,500,150
	METAL FABRICATE/HARDWARE ― 1.1%
	Atkore International, Inc.
450,000	9.875%, 1/1/2018(1)	483,750

	MISCELLANEOUS MANUFACTURING ― 1.7%
	Bombardier, Inc.
750,000	6.125%, 1/15/2023(3)(4)	744,375

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)(Continued)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	OIL & GAS ― 5.6%
	Denbury Resources, Inc.
$250,000	4.625%, 7/15/2023(1)	$225,625
	Murphy Oil USA, Inc.
250,000	6.000%, 8/15/2023 (3)	251,250
	Plains Exploration & Production Co.
1,000,000	6.875%, 2/15/2023(1)	1,115,000
	SandRidge Energy, Inc.
750,000	8.750%, 1/15/2020(1)	808,125
		2,400,000
	OIL & GAS SERVICES ― 1.7%
	Hornbeck Offshore Services, Inc.
750,000	5.000%, 3/1/2021(1)	735,000

	PACKAGING & CONTAINERS ― 2.4%
	Crown Americas LLC / Crown Americas Capital Corp. IV
250,000	4.500%, 1/15/2023	233,750
	Sealed Air Corp.
750,000	6.500%, 12/1/2020(1)(3)	806,250
		1,040,000
	PIPELINES ― 5.9%
	Access Midstream Partners LP / ACMP Finance Corp.
500,000	4.875%, 5/15/2023(1)	482,500
	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp.
500,000	6.625%, 10/1/2020(1)	522,500
	Niska Gas Storage U.S. LLC
750,000	8.875%, 3/15/2018(1)	779,999
	NuStar Logistics LP
500,000	6.750%, 2/1/2021	515,958
	Regency Energy Partners LP / Regency Energy Finance Corp.
250,000	4.500%, 11/1/2023(1)	227,500
		2,528,457
	RETAIL ― 2.8%
	Ferrellgas LP / Ferrellgas Finance Corp.
500,000	6.500%, 5/1/2021(1)	510,000
	Sonic Automotive, Inc.
750,000	5.000%, 5/15/2023(1)	703,125
		1,213,125
	SOFTWARE ― 1.9%
	First Data Corp.
750,000	7.375%, 6/15/2019 (1)(3)	800,625

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)(Continued)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	TELECOMMUNICATIONS ― 12.4%
	CenturyLink, Inc.
$750,000	5.800%, 3/15/2022	$740,625
	DigitalGlobe, Inc.
750,000	5.250%, 2/1/2021 (1)(3)	731,250
	Frontier Communications Corp.
750,000	7.125%, 1/15/2023	740,624
	Intelsat Jackson Holdings S.A.
750,000	5.500%, 8/1/2023(1)(3)(4)	713,438
	Sprint Capital Corp.
750,000	6.900%, 5/1/2019	819,375
	T-Mobile USA, Inc.
500,000	6.125%, 1/15/2022(1)	508,750
	West Corp.
500,000	7.875%, 1/15/2019(1)	540,000
	Windstream Corp.
500,000	6.375%, 8/1/2023(1)	467,500
		5,261,562
	TRANSPORTATION ― 1.2%
	Gulfmark Offshore, Inc.
500,000	6.375%, 3/15/2022(1)	503,750

	TOTAL CORPORATE BONDS
	(COST $32,316,007)	32,319,233

	GOVERNMENT BOND ― 0.7%
	Government Development Bank for Puerto Rico
350,000	3.448%, 2/1/2015	314,475

	TOTAL GOVERNMENT BOND
	(COST $314,480)	314,475

Number
of Shares
	PREFERRED STOCKS ― 15.2%
	BANKS ― 4.9%
	BB&T Corp.	254,375
12,500	5.625%, 8/1/2017(1)
	Capital One Financial Corp.	271,750
12,500	6.000%, 9/1/2017(1)
	Citigroup, Inc.	318,600
15,000	5.800.%, 4/22/2018(1)
	Goldman Sachs Group, Inc.	267,375
12,500	5.950%, 11/10/2017(1)
	PNC Financial Services Group, Inc.	378,750
15,000	6.125%, 5/1/2022(1)(2)
	Regions Financial Corp.	332,250
15,000	6.375%, 12/15/2017(1)
	SunTrust Banks, Inc.	262,500
12,500	5.875%, 3/15/2018(1)	2,085,600

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)(Continued)

Number
of Shares		Value
	PREFERRED STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES ― 1.4%
15,000	Discover Financial Services
	6.500%, 12/1/2017(1)	$345,600
10,000	Raymond James Financial, Inc.
	6.900%, 3/15/2017(1)	250,000
		595,600
	INSURANCE ― 0.7%
15,000	W.R. Berkley Corp.
	5.625%, 5/2/2018(1)	309,150

	INVESTMENT COMPANIES ― 1.1%
3,772	Ares Capital Corp.
	7.750%, 10/15/2015(1)	95,469
15,000	KKR Financial Holdings LLC
	7.375%, 1/15/2018(1)	361,500
		456,969
	REITS ― 6.8%
	Annaly Capital Management, Inc.
15,000	7.500%, 9/13/2017(1)	330,000
	Boston Properties, Inc.
10,000	5.250%, 3/27/2018(1)	190,200
	Capstead Mortgage Corp.
7,500	7.500%, 5/13/2018(1)	171,300
	Colony Financial, Inc.
19,400	8.500%, 3/20/2017(1)	485,000
	CommonWealth REIT
15,311	6.500%, 12/31/2049(5)	314,029
	CYS Investments, Inc.
10,000	7.750%, 8/3/2017(1)	207,900
	Hatteras Financial Corp.
5,000	7.625%, 8/27/2017(1)	103,300
	Invesco Mortgage Capital, Inc.
15,000	7.750%, 7/26/2017(1)	322,050
	MFA Financial, Inc.
15,000	7.500%, 4/15/2018(1)	328,500
	Public Storage
15,000	5.200%, 1/16/2018(1)	282,750
	Senior Housing Properties Trust
10,000	5.625%, 8/1/2017(1)	202,700
		2,937,729
	TELECOMMUNICATIONS ― 0.3%
	Telephone & Data Systems, Inc.
5,000	6.875%, 11/15/2015(1)	113,200

	TOTAL PREFERRED STOCKS
	(COST $7,400,722)	$6,498,248

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)(Continued)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS ― 9.0%
$3,838,683	UMB Money Market Fiduciary, 0.01(6)	$3,838,683

	TOTAL SHORT-TERM INVESTMENTS
	(COST $3,838,683)	3,838,683

	TOTAL INVESTMENTS ― 100.2%
	(Cost $43,869,892)	42,970,639
	Liabilities in Excess of Other Assets ― (0.2)%	(104,804)
	TOTAL NET ASSETS ― 100.0%	$42,865,835

Percentages are stated as a percent of net assets.

ETF - Exchange Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust

(1) Callable
(2) Variable, Floating, or Step Rate Security
(3) 144A Restricted Security
(4) Foreign security denominated in U.S. Dollars
(5) Convertible Security
(6) The rate is the annualized seven-day yield at period end

The cost basis of investment for federal income tax purposes at December 31, 2013, was as follows*:

Cost of Investments	$43,869,892
Gross Unrealized Appreciation	556,026
Gross Unrealized Depreciation	(1,455,279)
Net Unrealized Depreciation	$(899,253)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

Ziegler Strategic Income Fund
SCHEDULE OF SECURITIES SOLD SHORT
As of December 31, 2013 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY BONDS
(2,800,000)	1.375%, 7/31/2018	(2,774,845)
(12,000,000)	2.000%, 7/31/2020	(11,786,256)
(5,000,000)	2.500%, 8/15/2023	(4,801,560)
		(19,362,661)
	TOTAL U.S. TREASURY BONDS
	(Proceeds $19,492,196)	(19,362,661)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $19,492,196)	$(19,362,661)

Ziegler Strategic Income Fund
SCHEDULE OF SWAPTIONS
As of December 31, 2013 (Unaudited)

Credit Default Swaptions on Credit Indices

		Buy/Sell	Exercise	Expiration	Notional
Counterparty	Description	Protection	Price	Date	Amount	Premium	Value
JPMorgan	CDX.HY.21
	Put - 5 Year Index	Buy	$104.50	1/15/2014	$10,000,000	$98,000	$2,130
Total Credit Default Swaptions on Credit Indices						98,000	2,130

Total Swaption Contracts						$98,000	$2,130

Ziegler Strategic Income Fund
SCHEDULE OF FUTURES CONTRACTS
As of December 31, 2013 (Unaudited)

	Number of		Unrealized
	Contracts	Expiration	Appreciation/
Description	Long/(Short)	Date	(Depreciation)
U.S. 2 Year Treasury Note	175	April 2014	$(63,437)
90 Day Euro $ Future	(39)	March 2014	(31,679)
90 Day Euro $ Future	(39)	June 2014	(15,816)
90 Day Euro $ Future	(38)	September 2014	(15,025)
90 Day Euro $ Future	(38)	December 2014	(13,300)
90 Day Euro $ Future	(38)	March 2015	(14,388)
90 Day Euro $ Future	(38)	June 2015	(52,688)
90 Day Euro $ Future	(38)	September 2015	(4,638)
90 Day Euro $ Future	(6)	December 2015	1,441
Total Futures Contracts			$(209,530)

Summary of Fair Value Disclosure at December 31, 2013 (unaudited)

Security Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.  Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 -
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Equity Securities that are traded on a national securities exchange are typically valued at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV.  These investments are categorized as Level 1 of the fair value hierarchy.

Derivatives that are traded on national securities or commodities exchanges are typically valued at the settelement price determined by the relevant exchange.  To the extent these securities are actively traded and valuation adjustments are not made, they are categorized as Level 1 of the fair value hierachy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$32,319,233	$-	$32,319,233
Government Bond	-	314,475	-	314,475
Preferred Stocks	6,498,248	-	-	6,498,248
Short-Term Investments	3,838,683	-	-	3,838,683
Total	$10,336,931	$32,633,708	$-	$42,970,639

Liabilities
U.S. Treasury Bonds	$-	$(19,362,661)	$-	$(19,362,661)
Total	$-	$(19,362,661)	$-	$(19,362,661)

Other Financial Instruments*
Credit Default Swaptions on Credit Indices	$-	$2,130	$-	$2,130
Futures Contracts	209,530	-	-	209,530
Total Other Financial Instruments	$209,530	$2,130	$-	$211,660

* Other financial instruments are swaptions and futures contracts which are detailed in the Schedule of Investments.

The Fund recoginizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

Derivatives

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the quarter ended December 31, 2013 was related to the use of purchased options, purchased swaptions, and futures contracts.

Options Contracts – The Fund may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.  The Fund did not have any open written options during the quarter ended December 31, 2013.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund's exposure to the underlying  instrument.  Purchasing put options tends to decrease the Fund's exposure to the underlying instrument.  The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.  As of December 31, 2013, the Fund did not have any open options contracts.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of December 31, 2013, the Fund had outstanding futures contracts as listed on the Schedule of Future Contracts.

Swap Contracts – The Fund may engage in various swap transactions. The Fund may engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with the swap contracts include changes in the returns of underlying instruments, failure of the cournterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.  As of December 31, 2013, the Fund had no outstanding swap contracts.

Swaptions – An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of December 31, 2013, the Fund had outstanding swaptions as listed on the Schedule of Swaptions.

Derivatives (continued)

Derivative Investment Holdings Categorized by Risk Exposure - The following table sets forth the fair value of the Fund's 'derivative contracts by primary risk exposure as of December 31, 2013:

Risk exposure Category	Security Type	Value

Credit contracts	Swaptions	$2,130
Interest rate contracts*	Treasury Note Futures	63,437
Currency contracts*	Euro Futures	146,093

Total		$211,660

* Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

The quarterly average gross national amount of the swaptions for the fund was 14,000,000 for the quarter ended December 31, 2013.  The quarterly average number of long futures contracts was 175 for the quarter ended December 31, 2013.  The quarterly average number of short futures contracts was 282 for the quarter ended December 31, 2013.  The fair value is set forth in the table above and in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By     /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date       2/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date     2-28-14